CONCENTRATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Total Revenues	$ 1,686,033	$ 17,686,049	$ 16,858,178
Less: revenues from discontinued operations	(364,490)	(14,911,808)	(9,455,705)
Revenues from continuing operations	1,321,543	2,774,241	7,402,473
Medical Devices [Member]
Concentration Risk [Line Items]
Total Revenues	1,500,957	16,000,881	14,824,028
Respiratory and Oxygen Homecare [Member]
Concentration Risk [Line Items]
Total Revenues	20,573	53,755	2,034,150
Mobile medicine [Member]
Concentration Risk [Line Items]
Total Revenues	$ 164,503	$ 1,631,413	$ 0